Debt	12 Months Ended
Dec. 31, 2021
Debt
Debt
17.	Debt

As of December 31, 2021 and December 31, 2020, Group’s debt consisted of the following:

	Credit				As of	As of
	limit	Effective			December 31,	December 31,
	(RUB)	Interest rate		Maturity	2020	2021
Current interest-bearing debt
Bank’ revolving credit facility	460	Up to 10%	*	June 30, 2023	—	—
Bank’ revolving credit facility	500	Up to 15%	**	April 20, 2026	—	—
Non-current interest-bearing debt
Bank’ revolving credit facility	1,000	8.5%		October 7, 2021	604	—
Bank’ revolving credit facility	1,000	8.5%		December 22, 2021	945	—
Bonds issued	5,000	9.3%		October 10, 2023	5,014	4,734
Total debt					6,563	4,734
Including short-term portion					1,640	86

* the agreement stipulated the right of a lender to increase the interest rate in case the covenants are violated. The Covenants are violated as of December 31, 2021.

** the agreement stipulated the right of a lender to increase the interest rate and demand of early repayment in case the covenants are violated.

The Group is subject to different covenants regarding the bonds issued. As of December 31, 2021 and December 31, 2020, the Group was in compliance with all covenants stipulated by the public irrevocable offers.

Interest expense regarding Group’s debt for the year ended December 31, 2021 amounted for 501 (2020 - 218). As of December 31, 2020, the Group pledged its debt securities with the carrying amount of 1,765 as a collateral for the credit facilities received.